FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements (Details) - USD ($)			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings			$ (238,000,000)	$ (515,000,000)
Loans held-for-sale
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings			(79,000,000)	34,000,000
Other real estate owned
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings			(17,000,000)	(16,000,000)
Loans
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings			(142,000,000)	(533,000,000)
Nonrecurring | Level 3
Valuation techniques and inputs
Total assets	$ 4,003,000,000	$ 3,635,000,000	4,003,000,000	3,635,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based
Valuation techniques and inputs
Total assets	3,486,000,000	2,740,000,000	3,486,000,000	2,740,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Minimum
Valuation techniques and inputs
Price	0.00	$ 92.00
Credit spread (as a percent)		0.05%
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Maximum
Valuation techniques and inputs
Price	100.00	$ 100.00
Credit spread (as a percent)		3.58%
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Weighted Average
Valuation techniques and inputs
Price	81.05	$ 99.54
Credit spread (as a percent)		1.75%
Nonrecurring | Level 3 | Other real estate owned, discount to price input | Price-based
Valuation techniques and inputs
Total assets	$ 90,000,000		90,000,000
Nonrecurring | Level 3 | Other real estate owned, discount to price input | Price-based | Minimum
Valuation techniques and inputs
Discount to price (as a percent)	0.34%
Nonrecurring | Level 3 | Other real estate owned, discount to price input | Price-based | Maximum
Valuation techniques and inputs
Discount to price (as a percent)	13.00%
Nonrecurring | Level 3 | Other real estate owned, discount to price input | Price-based | Weighted Average
Valuation techniques and inputs
Discount to price (as a percent)	2.86%
Nonrecurring | Level 3 | Other real estate owned, appraised value input | Price-based
Valuation techniques and inputs
Total assets	$ 2,000,000		2,000,000
Nonrecurring | Level 3 | Other real estate owned, appraised value input | Price-based | Minimum
Valuation techniques and inputs
Appraised value	0
Nonrecurring | Level 3 | Other real estate owned, appraised value input | Price-based | Maximum
Valuation techniques and inputs
Appraised value	8,518,230
Nonrecurring | Level 3 | Other real estate owned, appraised value input | Price-based | Weighted Average
Valuation techniques and inputs
Appraised value	3,813,045
Nonrecurring | Level 3 | Other real estate owned | Price-based
Valuation techniques and inputs
Total assets		$ 76,000,000		76,000,000
Nonrecurring | Level 3 | Other real estate owned | Price-based | Minimum
Valuation techniques and inputs
Discount to price (as a percent)		13.00%
Appraised value		$ 11,000
Nonrecurring | Level 3 | Other real estate owned | Price-based | Maximum
Valuation techniques and inputs
Discount to price (as a percent)		64.00%
Appraised value		$ 11,124,137
Nonrecurring | Level 3 | Other real estate owned | Price-based | Weighted Average
Valuation techniques and inputs
Discount to price (as a percent)		28.80%
Appraised value		$ 4,730,129
Nonrecurring | Level 3 | Loans | Price-based
Valuation techniques and inputs
Total assets	$ 87,000,000	$ 437,000,000	87,000,000	$ 437,000,000
Nonrecurring | Level 3 | Loans | Price-based | Minimum
Valuation techniques and inputs
Discount to price (as a percent)	13.00%	13.00%
Nonrecurring | Level 3 | Loans | Price-based | Maximum
Valuation techniques and inputs
Discount to price (as a percent)	34.00%	34.00%
Nonrecurring | Level 3 | Loans | Price-based | Weighted Average
Valuation techniques and inputs
Discount to price (as a percent)	7.99%	28.92%
Nonrecurring | Level 3 | Loans | Recovery Analysis
Valuation techniques and inputs
Total assets	$ 157,000,000		$ 157,000,000
Nonrecurring | Level 3 | Loans | Recovery Analysis | Minimum
Valuation techniques and inputs
Recovery rate (as a percent)	11.79%
Nonrecurring | Level 3 | Loans | Recovery Analysis | Maximum
Valuation techniques and inputs
Recovery rate (as a percent)	60.00%
Nonrecurring | Level 3 | Loans | Recovery Analysis | Weighted Average
Valuation techniques and inputs
Recovery rate (as a percent)	23.49%